EQUITY TRANSACTIONS (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended		69 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Jan. 31, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 Cancellation of Shares [Member]	Nov. 30, 2012 World Moto Assets Acquired [Member]	Dec. 31, 2012 World Moto Assets Acquired [Member]	Nov. 30, 2012 Related Party Payable [Member]	Dec. 31, 2012 Related Party Payable [Member]	Nov. 30, 2012 Private Placement [Member]	Nov. 30, 2012 Services and a Payable [Member]
Preferred stock, shares authorized			50,000,000	50,000,000	50,000,000
Preferred stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Common stock, shares authorized			500,000,000	500,000,000	500,000,000
Common stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			378,033,149	374,329,445	378,033,149
Common stock, shares outstanding			378,033,149	374,329,445	378,033,149
Shares issued for services (Shares)		724,000,000		192,308								192,308
Shares issued for services		$ 400		$ 25,000								$ 25,000
Common stock issued for cash (shares)	3,703,704	146,248,000	3,703,704	1,892,308							1,892,308
Cash received from issuance		40,400	1,000,000	246,000							(246,000)
Stock issued, price per share	$ 0.27		$ 0.27
Shares Cancelled for Capital						723,579,160
Stock split ratio				181
Shares issued for outstanding common shares of ATC							1,240,871	1,240,871
Shares issued for asset acquisition				236,314	236,314		236,314	161,314
Shares issued for stock split							224,597,666	224,597,666
Extinguishment of Debt, Amount							75,000			52,183
Shares issued for debt							576,923	576,923	401,415	401,415
Value of debt settled								75,000	52,183
Proceeds from issuance of private placement	$ 1,000,000